Lease Transactions (Profit or Loss of Lease Transactions as a Lessee) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Finance lease cost:
Amortization of right-of-use assets	¥ 5,455
Interest on lease liabilities	460
Operating lease cost	¥ 99,939